Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restricted stock units
Shares withheld to cover tax witholdings	6,191
Common stock
Shares withheld to cover tax witholdings	13,809
Common stock | Private offering
Offering costs		$ 61